Equity Incentive Plans - Option grant assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumptions used to determine fair value of options granted
Weighted average expected term	5 years 8 months 23 days	6 years 1 month 6 days	5 years
Expected volatility, low end of the range (as a percent)	15.60%	15.70%	16.00%
Expected volatility, high end of the range (as a percent)	30.70%	32.70%	34.30%
Weighted average volatility (as a percent)	19.80%	21.00%	24.30%
Expected dividends, minimum range (as a percent)	1.50%	1.40%	1.90%
Expected dividends, maximum range (as a percent)	2.20%	1.90%	2.10%
Weighted average expected dividends (as a percent)	2.00%	1.90%	2.10%
Risk-free rate, low end of the range (as a percent)	1.30%	0.50%	0.20%
Risk-free rate, high end of the range (as a percent)	3.20%	2.50%	2.40%